GOODWILL, TRADEMARKS AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Jun. 30, 2014
GOODWILL, TRADEMARKS AND OTHER INTANGIBLE ASSETS [Abstract]
Schedule of Goodwill
	Goodwill
	Cleaning	Lifestyle	Household	International	Total
Balance June 30, 2012	$323	$244	$85	$460	$1,112
Translation adjustments and other	-	-	-	(7)	(7)
Balance June 30, 2013	$323	$244	$85	$453	$1,105
Translation adjustments and other	-	-	-	(4)	(4)
Balance June 30, 2014	$323	$244	$85	$449	$1,101

Schedule of Intangible Assets, Excluding Goodwill
	Trademarks			Other intangible assets
	Subject to amortization	Not subject to amortization	Total	Technology and product formulae	Other	Total
Balance June 30, 2012	$19	$537	$556	$23	$63	$86
Amortization	(3)	-	(3)	(9)	(6)	(15)
Translation adjustments and other	-	-	-	5	(2)	3
Balance June 30, 2013	$16	$537	$553	$19	$55	$74
Acquisitions and other additions	-	-	-	-	5	5
Amortization	(1)	-	(1)	(9)	(6)	(15)
Impairment	-	(4)	(4)	-	-	-
Translation adjustments and other	(1)	-	(1)	-	-	-
Balance June 30, 2014	$14	$533	$547	$10	$54	$64